Realized Gross Gains, Realized Gross Losses and Recognized Gross Impairments on Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain (Loss) on Investments [Line Items]
Realized gross gains	$ 183	$ 48	$ 130
Realized gross losses	(56)	(5)	(1,648)
Recognized gross impairments	(79)	(16)	(3,851)
Net securities gains (losses)	$ 48	$ 27	$ (5,369)